Consolidated Statements of Operations and Other Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Expenses
Research and development	$ 12,535	$ 8,674	$ 6,769
General and administrative expenses	5,664	7,901	8,819
Loss from operations	(18,199)	(16,575)	(15,588)
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone	11,305	2,711
Loss on Registered Direct Offering	(2,432)
Offering costs	(662)
Change in fair value of warrant liability	6,868	33	852
Impairment loss - iOx IPR&D	(57,890)	(59,320)
Impairment loss - Tarus IPR&D	(23,615)	(4,585)
Impairment loss - Goodwill		(43,862)
Impairment loss - Stimunity	(1,002)	(818)
Impairment loss - Saugatuck	(178)
Commitment fee under Committed Purchase Agreement	(839)
Share of loss in associate accounted for using equity method	(233)	(260)	(62)
Gain on dissolution of investment in associate	27
Gain from sale of investment in public company	725
Foreign exchange transaction gain (loss)	7	(53)	24
Depreciation expense	(54)	(1)
Interest income	274	217
Interest expense	(32)	(9)	(43)
Loss before provision for income taxes	(85,930)	(122,522)	(14,817)
Income tax benefit (expense)	10,548	17,856	(4,352)
Net loss	(75,382)	(104,666)	(19,169)
Other comprehensive income (loss)
Net unrealized loss on investments	(38)	(5,283)
Total comprehensive loss for year	(75,420)	(109,949)	(19,169)
Net loss attributable to:
Owners of the Company	(75,339)	(104,611)	(16,870)
Non-controlling interest	(43)	(55)	(2,299)
Comprehensive loss attributable to:
Owners of the Company	(75,377)	(109,894)	(16,870)
Non-controlling interest	$ (43)	$ (55)	$ (2,299)
Loss per share
Loss per share, Basic	$ (3.89)	$ (6.49)	$ (1.29)
Loss per share, Diluted	$ (3.89)	$ (6.49)	$ (1.29)
Weighted average shares outstanding
Weighted average shares outstanding, Basic	19,343	16,119	13,060
Weighted average shares outstanding, Diluted	19,343	16,119	13,060